FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Mar. 31, 2018
FINANCIAL INSTRUMENTS
Schedule of fair value and carrying amount

	Thousands of Yen
	2017		2018
	Carrying		Carrying	Fair
	Amount	Fair Value	Amount	Value
Liabilities:
Short-term bank borrowings	¥1,000,000	¥1,000,000	¥1,500,000	¥1,500,000
Long-term debt:
Bank borrowings	5,439,773	5,443,352	4,737,602	4,740,891
Convertible bonds	1,185,502	1,231,903	1,209,122	1,348,412